Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings per share [abstract]
Loss for the period	£ (3,877)	£ (2,516)	£ (13,704)	£ (10,228)
Basic and diluted weighted average number of shares	32,372	32,056	32,280	31,894
Basic and diluted loss per share	£ (0.12)	£ (0.08)	£ (0.42)	£ (0.32)